RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Affiliated Entity | VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Sales to affiliated companies	$ 101,759	$ 12,172	$ 0